Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Summary of financial information, by segment

						$ million
						2019
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	54,501	250,897	—	1,788	(28,789)	278,397
Less: sales and other operating revenues between segments	(27,034)	(973)	—	(782)	28,789	—
Third party sales and other operating revenues	27,467	249,924	—	1,006	—	278,397
Earnings from joint ventures and associates – after interest and tax	603	374	2,295	(15)	—	3,257
Segment results
Replacement cost profit (loss) before interest and taxation	4,917	6,502	2,316	(2,771)	75	11,039
Inventory holding gains (losses)[a]	(8)	685	(10)	—	—	667
Profit (loss) before interest and taxation	4,909	7,187	2,306	(2,771)	75	11,706

Finance costs						(3,489)
Net finance expense relating to pensions and other post-retirement benefits						(63)
Profit before taxation						8,154
Other income statement items
Depreciation, depletion and amortization
US	4,672	1,335	—	55	—	6,062
Non-US	9,560	1,586	—	572	—	11,718
Charges for provisions, net of write-back of unused provisions, including change in discount rate	118	507	—	560	—	1,185
Segment assets
Investments in joint ventures and associates	12,196	3,609	12,927	1,593	—	30,325
Additions to non-current assets[b]	16,254	4,014	—	2,345	—	22,613

[a]	See explanation of inventory holding gains and losses on page 177.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

						$ million
						2018
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	56,399	270,689	—	1,678	(30,010)	298,756
Less: sales and other operating revenues between segments	(28,565)	(574)	—	(871)	30,010	—
Third party sales and other operating revenues	27,834	270,115	—	807	—	298,756
Earnings from joint ventures and associates – after interest and tax	951	589	2,283	(70)	—	3,753
Segment results
Replacement cost profit (loss) before interest and taxation	14,328	6,940	2,221	(3,521)	211	20,179
Inventory holding gains (losses)[a]	(6)	(862)	67	—	—	(801)
Profit (loss) before interest and taxation	14,322	6,078	2,288	(3,521)	211	19,378

Finance costs						(2,528)
Net finance expense relating to pensions and other post-retirement benefits						(127)
Profit before taxation						16,723
Other income statement items
Depreciation, depletion and amortization
US	4,211	900	—	59	—	5,170
Non-US	8,907	1,177	—	203	—	10,287
Charges for provisions, net of write-back of unused provisions, including change in discount rate	355	834	—	1,557	—	2,746
Segment assets
Investments in joint ventures and associates	12,785	2,772	10,074	689	—	26,320
Additions to non-current assetsb c	24,266	3,609	—	477	—	28,352

[a]	See explanation of inventory holding gains and losses on page 177.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
[c] Amounts have been restated to include acquisitions
5. Segmental analysis – continued

						$ million
						2017
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	45,440	219,853	—	1,469	(26,554)	240,208
Less: sales and other operating revenues between segments	(24,179)	(1,800)	—	(575)	26,554	—
Third party sales and other operating revenues	21,261	218,053	—	894	—	240,208
Earnings from joint ventures and associates – after interest and tax	930	674	922	(19)	—	2,507
Segment results
Replacement cost profit (loss) before interest and taxation	5,221	7,221	836	(4,445)	(212)	8,621
Inventory holding gains (losses)[a]	8	758	87	—	—	853
Profit (loss) before interest and taxation	5,229	7,979	923	(4,445)	(212)	9,474

Finance costs						(2,074)
Net finance expense relating to pensions and other post-retirement benefits						(220)
Profit before taxation						7,180
Other income statement items
Depreciation, depletion and amortization
US	4,631	875	—	65	—	5,571
Non-US	8,637	1,141	—	235	—	10,013
Charges for provisions, net of write-back of unused provisions, including change in discount rate	220	304	—	2,902	—	3,426

[a]	See explanation of inventory holding gains and losses on page 177.

Disclosure of geographical areas

			$ million
			2019
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	89,334	189,063	278,397
Other income statement items
Production and similar taxes	315	1,232	1,547
Non-current assets
Non-current assets[b] [c]	57,757	133,398	191,155

[a]	Non-US region includes UK $63,194 million

[b]	Non-US region includes UK $22,881 million

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2018
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	98,066	200,690	298,756
Other income statement items
Production and similar taxes	369	1,167	1,536
Non-current assets
Non-current assets[b] [c]	68,188	124,060	192,248

[a]	Non-US region includes UK $65,630 million.

[b]	Non-US region includes UK $19,426 million.

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

5. Segmental analysis – continued

			$ million
			2017
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	83,269	156,939	240,208
Other income statement items
Production and similar taxes	52	1,723	1,775

[a]	Non-US region includes UK $48,837 million.